UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22147

Invesco India Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders April 30, 2023 PIN Invesco India ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 24, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

●	The Fund’s investment strategy remained appropriate for an open-end fund;

●	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Fund did not breach the 15% limit on Illiquid Investments; and

●	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

3

Invesco India ETF (PIN)

April 30, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.20%(b)
Communication Services-3.46%
Bharti Airtel Ltd.	228,383	$2,236,063
Indus Towers Ltd.	86,421	163,684
Info Edge India Ltd.	7,543	348,609
Sun TV Network Ltd.	9,726	51,318
Tata Communications Ltd.	11,246	174,989
Zee Entertainment Enterprises Ltd.	81,875	197,530

		3,172,193

Consumer Discretionary-9.93%
Bajaj Auto Ltd.	6,704	363,988
Balkrishna Industries Ltd.	7,959	203,186
Bata India Ltd.	5,969	107,706
Bharat Forge Ltd.	24,853	243,813
Bosch Ltd.	858	203,551
Dixon Technologies India Ltd.(c)	3,503	124,789
Eicher Motors Ltd.	13,708	552,952
Exide Industries Ltd.(d)	45,315	108,583
Hero MotoCorp Ltd.	12,895	403,161
Indian Hotels Co. Ltd. (The)	81,698	339,163
Jubilant Foodworks Ltd.	35,733	195,383
Mahindra & Mahindra Ltd.	90,856	1,364,371
Maruti Suzuki India Ltd.	13,070	1,374,109
MRF Ltd.	268	291,482
Page Industries Ltd.	566	278,868
Relaxo Footwears Ltd.	7,132	73,489
Samvardhana Motherson International Ltd.	213,009	192,033
Sona Blw Precision Forgings Ltd.(c)	34,414	202,632
Titan Co. Ltd.	41,114	1,330,695
Trent Ltd.	17,898	299,965
Tube Investments of India Ltd.	9,646	305,188
TVS Motor Co. Ltd.	23,317	325,084
UNO Minda Ltd.	16,473	104,914
Vedant Fashions Ltd.	3,617	56,227
Whirlpool of India Ltd.	3,006	48,684

		9,094,016

Consumer Staples-8.62%
Britannia Industries Ltd.	11,739	653,859
Colgate-Palmolive (India) Ltd.	13,103	255,630
Dabur India Ltd.	56,932	370,729
Emami Ltd.	20,583	94,305
Hindustan Unilever Ltd.	87,545	2,634,808
ITC Ltd.	292,188	1,521,475
Marico Ltd.	51,150	310,779
Nestle India Ltd.	3,544	943,491
Patanjali Foods Ltd.	6,852	79,256
Tata Consumer Products Ltd.	59,634	557,256
United Breweries Ltd.	6,797	123,455
Varun Beverages Ltd.	19,991	353,669

		7,898,712

Energy-13.06%
Bharat Petroleum Corp. Ltd.	98,547	431,161
Coal India Ltd.	205,470	586,930
Hindustan Petroleum Corp. Ltd.	59,924	183,976
Indian Oil Corp. Ltd.	404,616	402,861
Oil & Natural Gas Corp. Ltd.	363,820	709,624
Oil India Ltd.	32,719	102,261

	Shares	Value
Energy-(continued)
Petronet LNG Ltd.	74,040	$214,331
Reliance Industries Ltd.	314,742	9,337,016

		11,968,160

Financials-19.73%
AU Small Finance Bank Ltd.(c)	32,152	261,529
Axis Bank Ltd.	224,429	2,367,843
Bajaj Finance Ltd.	23,293	1,793,866
Bajaj Finserv Ltd.	37,697	625,233
Bajaj Holdings & Investment Ltd.	2,637	221,161
Cholamandalam Investment and Finance Co. Ltd.	39,639	422,578
Federal Bank Ltd.	153,631	253,959
General Insurance Corp. of India(c)	10,589	19,945
HDFC Asset Management Co. Ltd.(c)	7,769	167,711
HDFC Life Insurance Co. Ltd.(c)	97,314	630,793
Housing Development Finance Corp. Ltd.	173,196	5,892,543
ICICI Bank Ltd.	154,479	1,737,719
ICICI Lombard General Insurance Co. Ltd.(c)	23,749	313,171
Indian Bank	19,505	77,164
Kotak Mahindra Bank Ltd.	9,821	233,701
L&T Finance Holdings Ltd.	88,266	100,075
LIC Housing Finance Ltd.	29,736	125,483
Mahindra & Mahindra Financial Services Ltd.	58,424	185,280
Muthoot Finance Ltd.	10,551	131,597
Nippon Life India Asset Management Ltd.(c)	16,095	46,848
Piramal Enterprises Ltd.	12,469	112,505
Power Finance Corp. Ltd.	114,692	238,744
REC Ltd.	123,126	199,249
SBI Cards & Payment Services Ltd.	28,506	269,687
Shriram Finance Ltd.	24,468	399,578
State Bank of India	176,369	1,251,570

		18,079,532

Health Care-5.59%
Alkem Laboratories Ltd.	2,428	104,410
Apollo Hospitals Enterprise Ltd.	9,789	541,563
Aurobindo Pharma Ltd.	26,169	197,636
Biocon Ltd.	44,834	127,547
Cipla Ltd.	50,457	560,456
Divi’s Laboratories Ltd.	12,580	503,553
Dr Lal PathLabs Ltd.(c)	3,440	82,158
Dr. Reddy’s Laboratories Ltd.	11,923	718,890
GlaxoSmithKline Pharmaceuticals Ltd.	4,181	63,448
Glenmark Pharmaceuticals Ltd.	14,879	102,576
Ipca Laboratories Ltd.	13,480	116,975
Laurus Labs Ltd.(c)	38,199	143,748
Lupin Ltd.	23,684	205,686
Sun Pharmaceutical Industries Ltd.	107,408	1,299,618
Torrent Pharmaceuticals Ltd.	9,762	197,098
Zydus Lifesciences Ltd.	25,030	159,014

		5,124,376

Industrials-7.54%
ABB India Ltd.	5,230	219,019
Adani Enterprises Ltd.	26,920	641,682
Adani Ports & Special Economic Zone Ltd.	79,881	668,986
Ashok Leyland Ltd.	141,384	252,994
Astral Ltd.	11,893	210,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco India ETF (PIN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Bharat Electronics Ltd.	322,769	$408,743
Bharat Heavy Electricals Ltd.	126,600	121,631
Container Corp. of India Ltd.	27,104	202,890
Cummins India Ltd.	13,335	257,332
Havells India Ltd.	23,722	357,242
Hindustan Aeronautics Ltd.(c)	9,376	335,494
Indian Railway Catering & Tourism Corp. Ltd.	29,695	224,611
L&T Technology Services Ltd.(c)	2,603	120,673
Larsen & Toubro Ltd.	68,006	1,967,921
Polycab India Ltd.	4,705	184,685
Schaeffler India Ltd.	3,990	135,281
Siemens Ltd.	8,788	371,030
Voltas Ltd.	22,634	221,880

		6,902,863

Information Technology-15.05%
Coforge Ltd.	4,125	211,789
HCL Technologies Ltd.	107,196	1,399,904
Honeywell Automation India Ltd.	218	94,956
Infosys Ltd.	350,835	5,447,701
LTIMindtree Ltd.(c)	9,047	490,666
Mphasis Ltd.	8,018	178,753
Oracle Financial Services Software Ltd.	2,259	98,434
Persistent Systems Ltd.	4,781	277,336
Tata Consultancy Services Ltd.	100,805	3,980,323
Tata Elxsi Ltd.	3,384	275,690
Tech Mahindra Ltd.	59,735	748,628
Wipro Ltd.	124,583	587,436

		13,791,616

Materials-12.47%
Aarti Industries Ltd.	19,603	135,208
Ambuja Cements Ltd.	67,721	329,771
APL Apollo Tubes Ltd.	16,853	246,103
Asian Paints Ltd.	44,538	1,583,596
Bayer CropScience Ltd.	1,267	64,255
Berger Paints India Ltd.	23,984	179,249
Castrol India Ltd.	47,847	70,180
Coromandel International Ltd.	10,749	124,066
Dalmia Bharat Ltd.	8,129	198,787
Deepak Nitrite Ltd.	7,312	169,061
Grasim Industries Ltd.	37,831	797,027
Gujarat Fluorochemicals Ltd.	3,925	162,841
Hindalco Industries Ltd.	139,150	745,439
Hindustan Zinc Ltd.	22,923	88,275
Jindal Steel & Power Ltd.	38,466	275,088
JSW Steel Ltd.	98,816	877,432
Kansai Nerolac Paints Ltd.	13,304	61,800
Linde India Ltd.	2,105	102,793
NMDC Ltd.	113,406	150,946
PI Industries Ltd.	7,974	329,781
Pidilite Industries Ltd.	15,008	444,812

Investment Abbreviations:

REIT-Real Estate Investment Trust

INR-Indian Rupee

	Shares	Value
Materials-(continued)
Shree Cement Ltd.	1,334	$ 397,215
Solar Industries India Ltd.	2,144	100,491
SRF Ltd.	13,951	433,899
Steel Authority of India Ltd.	142,730	145,015
Supreme Industries Ltd.	6,308	209,798
Tata Steel Ltd.	804,757	1,065,216
UltraTech Cement Ltd.	11,305	1,046,095
UPL Ltd.	52,018	471,117
Vedanta Ltd.	120,972	414,864

		11,420,220

Real Estate-0.76%
DLF Ltd.	61,214	320,053
Embassy Office Parks REIT	60,119	242,198
Oberoi Realty Ltd.	11,592	129,959

		692,210

Utilities-3.99%
Adani Total Gas Ltd.	27,360	315,938
GAIL (India) Ltd.	260,120	342,116
Gujarat Gas Ltd.	19,840	113,399
Indraprastha Gas Ltd.	34,552	209,745
JSW Energy Ltd.	37,683	120,607
NHPC Ltd.	225,332	122,047
NTPC Ltd.	467,534	984,858
Power Grid Corp. of India Ltd.	310,502	903,369
Tata Power Co. Ltd. (The)	163,304	402,390
Torrent Power Ltd.	21,335	143,752

		3,658,221

Total Common Stocks & Other Equity Interests (Cost $87,085,279)		91,802,119

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.00%(e)
Consumer Staples-0.00%
Britannia Industries Ltd., Series N3, 5.50%, 06/03/2024 (Cost $6,124)	INR 445,614	5,328

	Shares
Money Market Funds-0.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(f)(g) (Cost $536,968)	536,968	536,968

TOTAL INVESTMENTS IN SECURITIES-100.79% (Cost $87,628,371)		92,344,415
OTHER ASSETS LESS LIABILITIES-(0.79)%		(725,749)

NET ASSETS-100.00%		$ 91,618,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco India ETF (PIN)–(continued)

April 30, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $2,940,157, which represented 3.21% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,199,581	$3,908,864	$(4,571,477)	$-	$-	$536,968	$21,923

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Financials	19.73

Information Technology	15.05

Energy	13.06

Materials	12.47

Consumer Discretionary	9.93

Consumer Staples	8.62

Industrials	7.54

Health Care	5.59

Utilities	3.99

Communication Services	3.46

Real Estate	0.76

Money Market Funds Plus Other Assets Less Liabilities	(0.20)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Invesco India ETF (PIN)
Assets:
Unaffiliated investments in securities, at value	$91,807,447
Affiliated investments in securities, at value	536,968
Foreign currencies, at value	320,160
Receivable for:
Dividends and interest	27,177
Foreign tax reclaims	308,956

Total assets	93,000,708

Liabilities:
Accrued unitary management fees	57,329
Accrued tax expenses	1,324,713

Total liabilities	1,382,042

Net Assets	$91,618,666

Net assets consist of:
Shares of beneficial interest	$91,937,348
Distributable earnings (loss)	(318,682)

Net Assets	$91,618,666

Shares outstanding (unlimited amount authorized, $ 0.01 par value)	4,280,000
Net asset value	$21.41

Market price	$21.47

Unaffiliated investments in securities, at cost	$87,091,403

Affiliated investments in securities, at cost	$536,968

Foreign currencies, at cost	$317,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Invesco India ETF (PIN)
Investment income:
Unaffiliated interest income	$148
Unaffiliated dividend income	615,818
Affiliated dividend income	21,923
Foreign withholding tax	(145,716)

Total investment income	492,173

Expenses:
Unitary management fees	357,692

Less: Waivers	(458)

Net expenses	357,234

Net investment income	134,939

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities (net of foreign taxes of $410,806)	1,616,330
Foreign currencies	3,540

Net realized gain	1,619,870

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of change of deferred foreign taxes of $650,284)	(1,555,493)
Foreign currencies	2,892

Change in net unrealized appreciation (depreciation)	(1,552,601)

Net realized and unrealized gain	67,269

Net increase in net assets resulting from operations	$202,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco India ETF (PIN)
	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Operations:
Net investment income	$134,939	$488,767
Net realized gain	1,619,870	11,256,525
Change in net unrealized appreciation (depreciation)	(1,552,601)	(21,846,323)

Net increase (decrease) in net assets resulting from operations	202,208	(10,101,031)

Distributions to Shareholders from:
Distributable earnings	(12,398,017)	(6,889,923)

Shareholder Transactions:
Proceeds from shares sold	7,035,405	20,729,135
Value of shares repurchased	-	(27,817,123)
Transaction fees	33,592	154,234

Net increase (decrease) in net assets resulting from share transactions	7,068,997	(6,933,754)

Net increase (decrease) in net assets	(5,126,812)	(23,924,708)

Net assets:
Beginning of period	96,745,478	120,670,186

End of period	$91,618,666	$96,745,478

Changes in Shares Outstanding:
Shares sold	300,000	810,000
Shares repurchased	-	(1,140,000)
Shares outstanding, beginning of period	3,980,000	4,310,000

Shares outstanding, end of period	4,280,000	3,980,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Financial Highlights

Invesco India ETF (PIN)

	Six Months Ended April 30, 2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$24.31		$28.00	$19.68	$25.25	$22.24	$25.58

Net investment income(a)	0.03		0.12	0.11	0.11	0.24	0.28
Net realized and unrealized gain (loss) on investments	0.05		(2.25)	8.45	(0.06)	3.02	(3.63)

Total from investment operations	0.08		(2.13)	8.56	0.05	3.26	(3.35)

Distributions to shareholders from:
Net investment income	-		(0.11)	(0.26)	(0.07)	(0.28)	-
Net realized gains	(2.99)		(1.49)	-	(5.48)	-	-
Return of capital	-		-	-	(0.10)	-	-

Total distributions	(2.99)		(1.60)	(0.26)	(5.65)	(0.28)	-

Transaction fees(a)	0.01		0.04	0.02	0.03	0.03	0.01

Net asset value at end of period	$21.41		$24.31	$28.00	$19.68	$25.25	$22.24

Market price at end of period(b)	$21.47		$24.42	$28.08	$19.46	$25.12	$22.06

Net Asset Value Total Return(c)	0.27%		(7.63)%	43.64%	0.75%	14.85%	(13.06)%
Market Price Total Return(c)	0.01%		(7.53)%	45.68%	0.08%	15.19%	(13.90)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$91,619		$96,745	$120,670	$91,491	$132,566	$200,175
Ratio to average net assets of:
Expenses	0.78	%(d)	0.78%	0.78%	0.78%	0.85%	0.82%
Net investment income	0.29	%(d)	0.46%	0.45%	0.60%	0.98%	1.12%
Portfolio turnover rate(e)	12%		38%	36%	42%	160%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Notes to Financial Statements

Invesco India Exchange-Traded Fund Trust

April 30, 2023

(Unaudited)

NOTE 1–Organization

Invesco India Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco India ETF (PIN) (the “Fund”). Prior to March 25, 2019, the Fund invested substantially all of its assets in Invesco Mauritius PIN, a wholly-owned subsidiary organized in Mauritius (the “Subsidiary”) to gain exposure to Indian equity securities. Effective March 25, 2019, the Subsidiary liquidated and ceased operations. For periods prior to March 25, 2019, the Financial Highlights report the operations of the Fund and the Subsidiary on a consolidated basis.

The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants (“APs”), Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the FTSE India Quality and Yield Select Index (the “Underlying Index”).

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a

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particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income

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per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be India, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

The Fund is subject to a 15% short-term capital gains tax in India on the sale of shares of Indian resident companies. Additionally, the Fund is subject to a 10% long-term capital gains tax in India on the sale of shares of Indian resident companies purchased after April 1, 2018. Withholding tax rates on dividends and interest received from Indian resident companies vary from 20% to 25% for dividends and 5% to 40% for interest. Changes in the Indian tax law could reduce the return to the Fund on its investments and the return received by Fund shareholders.

F.

Foreign Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Unaffiliated interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Fund’s shareholders. For the six months ended April 30, 2023, the Fund did not enter into any closing agreements.

G.

Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

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(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

K.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

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Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market that is characterized by a small number of listed companies that have significantly smaller market capitalizations, greater price volatility and substantially less liquidity than companies in more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment. This will affect the rate at which the Fund is able to invest in securities of Indian companies, the purchase and sale prices for such securities, and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio, subject the Fund to higher transaction costs, or inhibit the Fund’s ability to track the Underlying Index. The Fund’s investments in securities of issuers located or operating in India, as well as its ability to track the Underlying Index, also may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India and/or by the Securities and Exchange Board of India (“SEBI”).

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, the Fund will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Regulatory Risk. The Fund is registered as a foreign portfolio investor (“FPI”) with SEBI in order to have the ability to make and dispose of investments in Indian securities. There can be no assurance that the Fund will qualify or continue to qualify as a FPI under the SEBI FPI Regulations, 2019, or that the Indian regulatory authorities will continue to grant such registrations, and the loss of such registrations could adversely impact the ability of the Fund to make and dispose of investments in India.

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Investments by FPIs in Indian securities are also subject to certain limits and restrictions under applicable law, and the application of such limits and restrictions could adversely impact the ability of the Fund to make investments in India.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.78% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2023, the Adviser waived fees of $458.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with FTSE International Ltd. (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use the Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund. The Fund is not a party to the licensing agreement.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$6,177,772	$85,624,347	$-	$91,802,119

Non-U.S. Dollar Denominated Bonds & Notes	-	5,328	-	5,328

Money Market Funds	536,968	-	-	536,968

Total Investments	$6,714,740	$85,629,675	$-	$92,344,415

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2022.

NOTE 6–Investment Transactions

For the six months ended April 30, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $11,293,597 and $16,419,991, respectively.

As of April 30, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$8,353,890

Aggregate unrealized (depreciation) of investments	(7,805,374)

Net unrealized appreciation of investments	$548,516

Cost of investments for tax purposes is $91,795,899.

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 8–Capital

Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for the deposit or delivery of cash. The Fund also reserves the right to permit or require Creation Units to be issued in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). However, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

17

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

18

Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco India ETF (the “Fund”), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco India ETF (PIN)

Actual	$1,000.00	$1,002.70	0.78%	$3.87

Hypothetical (5% return before expenses)	1,000.00	1,020.93	0.78	3.91

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

19

Approval of Investment Advisory Contracts

At a meeting held on April 18, 2023, the Board of Trustees of the Invesco India Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco India ETF (the “Fund”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Fund.

The Trustees reviewed information on the performance of the Fund and its underlying index for the one-year, three-year, five-year, ten-year and since-inception (March 5, 2008) periods ended December 31, 2022, including reports for each of those periods on the correlation and tracking error between the Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between the Fund and its underlying index. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to the Fund’s general expected tracking error range. The Trustees noted that, for each period, the correlation and tracking error for the Fund were within the targeted range set forth in the Trust’s registration statement. The Board concluded that the Fund was correlated to its underlying index and that the Fund’s tracking error was within an acceptable range given the Fund’s circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual unitary advisory fee charged to the Fund is 0.78%, and the Adviser pays all other operating expenses of the Fund, except that the Fund pays its brokerage expenses, taxes, interest, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.

The Trustees compared the Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable exchange-traded funds (“ETFs”) and open-end (non-ETF) actively-managed funds. The information compiled by the Adviser from Lipper databases indicated that the Fund did not have open-end (non-ETF) index peer funds. The Trustees noted that the Fund’s net expense ratio was higher than the median net expense ratio of its ETF peer funds and lower than the median net expense ratio of its open-end actively-managed peer funds. The Trustees also noted that a portion of the Fund’s operating expenses was attributable to a sub-licensing fee payable out of the unitary advisory fee charged to the Fund.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have comparable investment strategies to that of the Fund. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Fund and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Fund requires substantially more labor and expense.

20

Approval of Investment Advisory Contracts–(continued)

Based on all of the information provided, the Board concluded that the Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the complexity of investing directly in the Indian market, other distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed the Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Fund. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Fund, and noted that the Adviser is not a party to any soft-dollar, commission recapture, or directed brokerage arrangements with respect to the Fund. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees and advisory fees from affiliated money market cash management vehicles. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as the Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that the Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

21

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PIN-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco India Exchange-Traded Fund Trust

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date:	July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date:	July 6, 2023

By:	/s/ Kelli Gallegos
Name:	Kelli Gallegos
Title:	Treasurer

Date:	July 6, 2023